OTHER LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
OTHER LIABILITIES
Defined benefit plans	$ 20.6	$ 90.2
Decommissioning obligation	59.0	59.0
Other	44.7	39.1
Total other liabilities	$ 124.3	$ 188.3